Commitments and Contingency (Details)	1 Months Ended
Nov. 30, 2018
Commitments (Textual)
Commitments and Contingency, description	The timeframe for the completion and testing of this retrofit solution, including the certification, is approximately 16 months from the purchase order issued in August 2018, although there is no guarantee that the project will be successfully completed in the projected timeframe.